Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of income tax
Accumulated net taxable profit		Will pay	More of %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

Schedule of provision for group income tax
	June 30, 2022	June 30, 2021	June 30, 2020
Current income tax	(16,508)	(1,571)	(633)
Deferred income tax	13,738	(33,969)	(15,539)
Minimum presumed income tax	-	-	(333)
Income tax from continuing operations	(2,770)	(35,540)	(16,505)

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Schedule of reconciliation of income tax expense
	June 30, 2022	June 30, 2021	June 30, 2020
(Profit) / loss from continuing operations at tax rate applicable in the respective countries	(13,080)	3,442	(26,437)
Permanent differences:
Share of (profit) / loss of associates and joint ventures	(155)	(2,155)	2,189
Tax loss carryforwards recovery / (unrecognized tax loss carryforwards)	4,649	(3,872)	(2,055)
Inflation adjustment permanent difference	15,637	5,774	4,088
Tax rate differential	-	(24,902)	6,115
Non-taxable profit, non-deductible expenses and others	(328)	(131)	4,360
Fiscal transparency	-	(275)	372
Tax inflation adjustment	(9,493)	(13,421)	(5,137)
Income tax from continuing operations	(2,770)	(35,540)	(16,505)

Schedule of deferred tax assets and liabilities
	June 30, 2022	June 30, 2021
Deferred income tax asset to be recovered after more than 12 months	963	2,622
Deferred income tax asset to be recovered within 12 months	1,031	7,250
Deferred income tax assets	1,994	9,872
	June 30, 2022	June 30, 2021
Deferred income tax liability to be recovered after more than 12 months	(100,056)	(121,046)
Deferred income tax liability to be recovered within 12 months	(452)	(830)
Deferred income tax liability	(100,508)	(121,876)
Deferred income tax liabilities, net	(98,514)	(112,004)

Schedule of movement in the deferred income tax assets and liabilities
	06.30.21	Charged / (Credited) to the statements of income	Revaluation surplus reserve	06.30.22
Assets
Investment properties and Property, plant and equipment	838	(793)	-	45
Trade and other payables	1,234	279	-	1,513
Tax loss carry-forwards	382	82	-	464
Borrowings	1,765	(1,594)	-	171
Trade and other receivables	4,814	(5,008)	-	(194)
Others	839	(844)	-	(5)
Subtotal assets	9,872	(7,878)	-	1,994
Liabilities
Investment properties and Property, plant and equipment	(94,812)	5,809	(248)	(89,251)
Trade and other receivables	(5,393)	5,011	-	(382)
Investments	(4)	(27)	-	(31)
Tax inflation adjustment	(21,318)	11,106	-	(10,212)
Borrowings	3	(3)	-	-
Intangible assets	(123)	(557)	-	(680)
Others	(229)	277	-	48
Subtotal liabilities	(121,876)	21,616	(248)	(100,508)
Assets (Liabilities), net	(112,004)	13,738	(248)	(98,514)
	06.30.20	Currency translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.21
Assets
Investment properties and Property, plant and equipment	730	121	92	-	(105)	-	838
Trade and other payables	13,096	3,995	(80)	-	(15,777)	-	1,234
Tax loss carry-forwards	21,049	3,804	(9,649)	-	(14,822)	-	382
Borrowings	379	-	1,386	-	-	-	1,765
Trade and other receivables	162	-	4,652	-	-	-	4,814
Others	3,834	856	(438)	-	(3,475)	62	839
Subtotal assets	39,250	8,776	(4,037)	-	(34,179)	62	9,872
Liabilities
Investment properties and Property, plant and equipment	(127,242)	(2,447)	(11,825)	(136)	46,838	-	(94,812)
Trade and other receivables	(2,271)	-	(3,122)	-	-	-	(5,393)
Investments	(175)	-	171	-	-	-	(4)
Tax inflation adjustment	(10,644)	-	(10,674)	-	-	-	(21,318)
Borrowings	(2,350)	(779)	154	-	2,978	-	3
Intangible assets	(5,895)	(1,934)	275	-	7,431	-	(123)
Others	2,424	(862)	(4,457)	-	2,666	-	(229)
Subtotal liabilities	(146,153)	(6,022)	(29,478)	(136)	59,913	-	(121,876)
Assets (Liabilities), net	(106,903)	2,754	(33,515)	(136)	25,734	62	(112,004)

Schedule of tax loss carry forward
Date	Total
2022	9
2023	130
2024	261
2025	441
2026	308
2027	747
Total	1,896